Annual Operating Expenses - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - Fidelity Advisor Diversified International Fund	Dec. 30, 2023
Fidelity Advisor Diversified International Fund - Class A
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	1.18%
Fidelity Advisor Diversified International Fund - Class C
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%	[1]
Total annual operating expenses	1.93%
Fidelity Advisor Diversified International Fund - Class M
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%	[1]
Total annual operating expenses	1.43%
Fidelity Advisor Diversified International Fund - Class I
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%	[1]
Total annual operating expenses	0.93%
Fidelity Advisor Diversified International Fund - Class Z
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.77%

[1]	AAdjusted to reflect current fees.